Non-current assets held for sale (Tables)	12 Months Ended
Dec. 31, 2019
Non-current assets held for sale
Schedule of profit and loss statement from discontinued operations

	2019	2018	2017
	US$'000	US$'000	US$'000
Sales	13,164	32,035	9,417
Cost of sales	(271)	(677)	(120)
Other operating income	365	193	99
Staff costs	(1,450)	(2,201)	(1,928)
Other operating expense	(1,995)	(6,370)	(5,527)
Depreciation and amortization charges, operating allowances and write-downs	(2,830)	(5,300)	(4,128)
Impairment losses	—	—	684
Gain on sale of discontinued operation	85,102	—	—
Operating Profit (loss)	92,085	17,680	(1,503)
Net finance expense	(6,433)	(4,440)	(4,143)
(LOSS) PROFIT BEFORE TAXES FROM DISCONTINUED OPERATIONS	85,652	13,240	(5,646)
Income tax expense	(1,015)	(3,776)	596
(LOSS) PROFIT AFTER TAXES FROM DISCONTINUED OPERATIONS	84,637	9,464	(5,050)

Schedule of earnings per share from discontinued operations

	2019	2018	2017
Basic earnings (loss) per ordinary share computation
Numerator:
Profit (loss) attributable to Discontinued Operations (US$'000)	84,637	9,464	(5,050)
Denominator:
Weighted average basic shares outstanding	169,152,905	171,406,272	171,949,128
Basic earnings (loss) per ordinary share (US$)	0.50	0.05	(0.02)

Diluted earnings (loss) per ordinary share computation
Numerator:
Profit (loss) attributable to Discontinued Operations (US$'000)	84,637	9,464	(5,050)
Denominator:
Weighted average basic shares outstanding	169,152,905	171,406,272	171,949,128
Effect of dilutive securities	—	123,340	—
Weighted average dilutive shares outstanding	169,152,905	171,529,612	171,949,128
Diluted earnings (loss) per ordinary share (US$)	0.50	0.05	(0.02)

Schedule of cash flows from discontinued operations

	2019	2018
	US$'000	US$'000
Cash flows from operating activities:
Profit for the period	84,637	9,464
Adjustments to reconcile net (loss) profit to net cash provided by operating activities:
Income tax expense (benefit)	1,015	3,776
Depreciation and amortization charges, operating allowances and write-downs	2,830	5,300
Net Finance expense	6,433	4,440
Gains on disposals of non-current and financial assets	(85,102)	—
Changes in working capital
Decrease / (increase) in accounts receivable	(10,341)	3,280
Decrease / (increase) in inventories	2	3
Increase / (Decrease) in accounts payable	89	(1,826)
Other changes in operating assets and liabilities
Other, net	69,243	(5,218)
Income tax paid	—	—
Interest paid	(2,307)	(962)
Total cash flow from operating activities	66,499	18,257
Cash flows from investing activities:
Payments due to investments:
Property, plant and equipment	(126)	(6,135)
Disposals:
Disposal of business, net of cash	—	—
Total cash flow from investing activities	(126)	(6,135)
Cash flows from financing activities:
Other financing activities	(66,457)	(12,355)
Total cash flow from financing activities	(66,457)	(12,355)
INCREASE / (DECREASE) IN CASH	(84)	(233)
CASH AT BEGINNING OF PERIOD	108	341
CASH AT END OF PERIOD	24	108